Financial Risk Management Activities - Credit Risk Exposure (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 86,000,000	$ 147,000,000	$ 138,000,000
Other investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	67,000,000	59,000,000	58,000,000
Financial assets	170,000,000	147,000,000	138,000,000
Other investments | Financial assets impaired
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,000,000	0	3,000,000
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	57,000,000	41,000,000	33,000,000
Trade and other receivables | Financial assets past due but not impaired
Disclosure of detailed information about financial instruments [line items]
Financial assets	15,000,000	6,000,000	10,000,000
Cash restricted for use (note 23)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	64,000,000	66,000,000	65,000,000
Cash and cash equivalents (note 24)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	456,000,000	329,000,000	205,000,000
Total financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 644,000,000	$ 495,000,000	$ 361,000,000